Quarterly Holdings Report
for
Fidelity® Intermediate Government Income Fund
May 31, 2025
SLM-NPRT3-0725
1.800340.121
Collateralized Mortgage Obligations - 2.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.6%
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,281,677	1,166,600
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	108,279	88,555
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	115,069	94,109
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	93,424	80,886
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	149,752	127,602
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	152,020	138,038
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	586,192	553,717
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,177,982	1,017,540
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	109,993	94,430
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	222,191	187,630
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	215,409	195,659
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(c)	836,679	842,625
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (b)(c)	734,697	731,623
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(c)	372,193	371,041
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(c)	590,112	588,864
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(c)	597,730	595,893
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	321,942	321,069
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	87,061	74,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	190,969	170,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	452,500	368,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	549,134	470,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	108,742	95,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	113,977	97,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	113,833	100,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	127,974	107,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	86,370	76,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	382,252	339,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	672,454	645,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	249,212	234,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	321,567	302,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	386,111	371,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	1,013,581	1,009,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	284,382	281,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(c)	576,523	575,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	490,869	489,445
TOTAL UNITED STATES		13,008,509
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,989,387)		13,008,509

Commercial Mortgage Securities - 11.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.9%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K048 Class A2, 3.284% 6/25/2025 (b)	614,440	612,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	524,450	522,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (b)	972,695	968,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	1,997,414	1,987,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	4,004,665	3,977,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	2,042,933	2,023,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,146,543	2,114,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	1,995,475	1,960,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,993,868	1,956,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,500,000	2,447,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	500,000	491,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	4,100,000	4,035,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	13,025,309	12,834,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	500,000	492,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,200,000	2,157,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,682,865	1,676,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	820,971	814,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,053,119	1,037,669
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	893,862	873,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	8,200,000	8,002,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	6,038,661	5,694,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.9007% 4/25/2029 (b)(c)	2,298,973	2,294,108
TOTAL UNITED STATES		58,977,258
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,921,694)		58,977,258

U.S. Government Agency - Mortgage Securities - 8.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.0%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	347,912	293,518
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	60,927	59,338
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (e)	571,269	472,453
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	38,313	33,520
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,774	15,560
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	1,143,041	1,039,834
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	32,024	31,116
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032 (d)	84,700	82,079
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	55,705	54,296
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	21,829	21,228
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034 (d)	64,955	63,212
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035 (e)	136,731	132,500
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	430,300	387,279
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (e)	127,842	125,190
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053 (d)(e)	98,220	98,371
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (d)	172,939	175,801
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	47,884	48,465
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)(e)	331,597	338,519
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)	257,591	262,646
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	571,876	583,813
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (d)(e)	191,971	200,104
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (e)	132,152	135,820
Freddie Mac Gold Pool 2% 11/1/2050	53,470	41,890
Freddie Mac Gold Pool 2.5% 11/1/2041	1,222,963	1,074,229
Freddie Mac Gold Pool 2.5% 2/1/2042	232,718	204,285
Freddie Mac Gold Pool 2.5% 5/1/2041	498,823	440,832
Freddie Mac Gold Pool 3% 12/1/2030	16,440	15,968
Freddie Mac Gold Pool 3% 2/1/2033	15,312	14,891
Freddie Mac Gold Pool 3.5% 1/1/2034 (d)	208,430	202,241
Freddie Mac Gold Pool 5.5% 9/1/2052 (e)	226,200	225,983
Freddie Mac Gold Pool 6% 12/1/2052	384,219	392,119
Freddie Mac Gold Pool 6.5% 10/1/2053 (d)	320,185	331,799
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	314,894	326,512
Freddie Mac Non Gold Pool 6% 9/1/2053	44,238	45,105
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (e)	365,405	379,287
Ginnie Mae I Pool 2.5% 12/20/2051	479,379	398,345
Ginnie Mae I Pool 2.5% 8/20/2051	404,066	335,763
Ginnie Mae I Pool 2.5% 9/20/2051	354,130	294,268
Ginnie Mae II Pool 2% 1/20/2051	577,681	464,325
Ginnie Mae II Pool 2% 3/20/2052	121,659	97,824
Ginnie Mae II Pool 2% 6/1/2055 (f)	2,100,000	1,687,196
Ginnie Mae II Pool 2% 9/20/2050	99,208	79,803
Ginnie Mae II Pool 4.5% 6/1/2055 (f)	1,600,000	1,510,491
Ginnie Mae II Pool 5.5% 12/20/2054	198,362	197,110
Ginnie Mae II Pool 5.5% 6/1/2055 (f)	3,100,000	3,078,739
Ginnie Mae II Pool 5.5% 7/1/2055 (f)	3,100,000	3,075,833
Uniform Mortgage Backed Securities 2% 6/1/2055 (f)	2,175,000	1,690,638
Uniform Mortgage Backed Securities 2% 7/1/2055 (f)	325,000	252,763
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (f)	1,600,000	1,509,751
Uniform Mortgage Backed Securities 6% 6/1/2055 (f)	12,075,000	12,196,222
Uniform Mortgage Backed Securities 6% 7/1/2055 (f)	4,275,000	4,312,407
TOTAL UNITED STATES		39,531,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $39,542,581)		39,531,281

U.S. Treasury Obligations - 76.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.83	3,560,000	3,419,269
US Treasury Bonds 4.625% 2/15/2055	4.74	320,000	305,241
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.61	1,469,532	1,398,189
US Treasury Notes 0.25% 10/31/2025	0.38	840,000	826,055
US Treasury Notes 0.25% 7/31/2025	0.27	6,029,000	5,989,199
US Treasury Notes 0.375% 12/31/2025	0.40	4,210,000	4,116,878
US Treasury Notes 0.75% 8/31/2026	0.95 to 4.64	6,494,000	6,233,986
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	53,595,000	49,125,262
US Treasury Notes 1.25% 12/31/2026	1.26	3,278,000	3,141,758
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	532,580
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	5,049,000	4,849,407
US Treasury Notes 1.875% 2/28/2027	1.71	5,600,000	5,405,094
US Treasury Notes 2.5% 2/28/2026	2.38 to 2.67	9,441,000	9,320,222
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	389,708
US Treasury Notes 2.75% 5/31/2029	2.87	2,897,000	2,772,859
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	2,880,000	2,812,162
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,474,002
US Treasury Notes 2.875% 11/30/2025	2.78 to 2.83	6,513,000	6,466,849
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	577,547
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.86	2,646,000	2,440,108
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,300,242
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	272,996
US Treasury Notes 3.5% 1/31/2028	3.83	1,920,000	1,902,150
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	695,182
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,410,406
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,668,345
US Treasury Notes 3.625% 5/15/2026	4.05 to 4.16	2,030,000	2,019,866
US Treasury Notes 3.75% 4/30/2027	3.98	3,240,000	3,230,002
US Treasury Notes 3.75% 6/30/2030	3.86	14,430,000	14,274,427
US Treasury Notes 3.875% 1/15/2026	3.92	1,680,000	1,676,817
US Treasury Notes 3.875% 12/31/2027	3.66 to 3.95	1,800,000	1,800,211
US Treasury Notes 3.875% 3/15/2028	3.88 to 3.89	3,500,000	3,501,914
US Treasury Notes 3.875% 3/31/2027	3.89	6,410,000	6,402,739
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	5,200,000	5,194,922
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	1,350,000	1,313,191
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	4,680,000	4,507,735
US Treasury Notes 4% 1/15/2027	4.14	4,740,000	4,740,555
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	700,000	698,277
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,314,520
US Treasury Notes 4% 6/30/2028	3.95 to 4.04	8,620,000	8,653,672
US Treasury Notes 4% 7/31/2029	3.83	200,000	200,528
US Treasury Notes 4% 7/31/2030	4.07 to 4.18	2,560,000	2,560,600
US Treasury Notes 4.125% 10/31/2026	4.15	30,000,000	30,035,157
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,108,299
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	20,080,000	20,128,631
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,670,000	3,680,465
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	4,000,000	3,991,875
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	1,600,000	1,595,753
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,770,000	3,791,501
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	12,080,000	12,190,419
US Treasury Notes 4.25% 11/15/2034	4.31 to 4.78	2,016,000	1,996,155
US Treasury Notes 4.25% 12/31/2025	5.07	1,030,000	1,029,769
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	4,250,000	4,292,334
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	7,250,000	7,287,383
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	4,008,531
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	4,920,000	4,961,128
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,447,979
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.31	2,016,000	2,049,784
US Treasury Notes 4.375% 12/15/2026	4.18	760,000	764,097
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	671,884
US Treasury Notes 4.5% 11/15/2025	4.06	2,400,000	2,401,266
US Treasury Notes 4.625% 11/15/2026	4.34 to 4.68	12,958,000	13,065,815
US Treasury Notes 4.625% 3/15/2026	4.07	620,000	621,804
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,550,000	10,792,732
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,732,648
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.99	1,620,000	1,581,272
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	266,012
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	12,919,489
TOTAL U.S. TREASURY OBLIGATIONS (Cost $384,005,651)			378,347,854

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $39,314,270)	4.32	39,306,409	39,314,270

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	3,360,000	100,967
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,120,000	208,731
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,200,000	91,984

TOTAL PUT SWAPTIONS			401,682
Call Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	3,360,000	108,753
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,120,000	192,499
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,200,000	80,377

TOTAL CALL SWAPTIONS			381,629
TOTAL PURCHASED SWAPTIONS (Cost $824,422)			783,311

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $535,598,005)	529,962,483
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(35,499,830)
NET ASSETS - 100.0%	494,462,653

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4.5% 6/1/2055	(1,600,000)	(1,510,491)
Ginnie Mae II Pool 5.5% 6/1/2055	(3,100,000)	(3,078,739)
Uniform Mortgage Backed Securities 2% 6/1/2055	(2,175,000)	(1,690,638)
Uniform Mortgage Backed Securities 2% 7/1/2055	(325,000)	(252,763)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(1,200,000)	(977,952)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(1,600,000)	(1,509,751)
Uniform Mortgage Backed Securities 6% 6/1/2055	(11,650,000)	(11,766,956)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(20,787,290)

TOTAL TBA SALE COMMITMENTS (Proceeds $20,741,248)		(20,787,290)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	665	Sep 2025	73,752,656	918,565	918,565
CBOT 2 Year US Treasury Note Contracts (United States)	279	Sep 2025	57,896,859	113,708	113,708
CBOT 5 Year US Treasury Note Contracts (United States)	68	Sep 2025	7,364,719	57,834	57,834
CBOT US Treasury Long Bond Contracts (United States)	7	Sep 2025	791,875	12,507	12,507
CBOT US Treasury Ultra Bond Contracts (United States)	1	Sep 2025	116,281	3,045	3,045

TOTAL FUTURES CONTRACTS					1,105,659
The notional amount of futures purchased as a percentage of Net Assets is 28.2%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	7,475,000	37,641	0	37,641
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	4,868,000	43,773	0	43,773
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	7,130,000	34,633	0	34,633
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	30,057,000	9,149	0	9,149
TOTAL INTEREST RATE SWAPS							125,196	0	125,196

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,348,973.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,928,325.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,364,327	135,474,384	120,524,441	1,137,738	-	-	39,314,270	39,306,409	0.1%
Fidelity Securities Lending Cash Central Fund	-	141,536,415	141,536,415	8,503	-	-	-	-	0.0%
Total	24,364,327	277,010,799	262,060,856	1,146,241	-	-	39,314,270

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.